        CLASS A, CLASS B, CLASS C, CLASS K AND INVESTOR CLASS SHARES OF

                            INVESCO CORE EQUITY FUND
                            INVESCO TOTAL RETURN FUND

                       Supplement dated September 30, 2004
           to the Prospectus dated November 25, 2003, as supplemented
 December 4, 2003, December 16, 2003, January 16, 2004, March 31, 2004, May 17,
2004, May 18, 2004, July 1, 2004, July 16, 2004, August 3, 2004 and September 8,
2004


         The Board of Trustees of AIM Combination Stock and Bond Funds, on behalf of INVESCO Core Equity Fund and INVESCO Total Return Fund, has approved changing the funds' names to "AIM Core Stock Fund" and "AIM Total Return Fund", respectively, effective October 15, 2004.

                         INSTITUTIONAL CLASS SHARES OF

                           INVESCO TOTAL RETURN FUND

                       Supplement dated September 30, 2004
           to the Prospectus dated November 25, 2003, as supplemented December 4, 2003, December 16, 2003, January 16, 2004, March 31, 2004,
  May 17, 2004, May 18, 2004, July 1, 2004, July 16, 2004, August 3, 2004 and
                               September 8, 2004


         The Board of Trustees of AIM Combination Stock & Bond Funds, on behalf of INVESCO Total Return Fund, has approved changing the fund's name to "AIM Total Return Fund", effective October 15, 2004.

                       AIM COMBINATION STOCK & BOND FUNDS

                            INVESCO CORE EQUITY FUND
                            INVESCO TOTAL RETURN FUND

                      Supplement dated September 30, 2004
       to the Statement of Additional Information dated November 25, 2003 as supplemented December 16, 2003, January 16, 2004, March 3, 2004,
                  March 19, 2004, April 6, 2004, May 18, 2004,
               July 1, 2004, July 16, 2004 and September 28, 2004

      The Board of Trustees of AIM Combination Stock and Bond Funds, on behalf of INVESCO Core Equity Fund and INVESCO Total Return Fund, has approved changing the funds' names to "AIM Core Stock Fund" and "AIM Total Return Fund", respectively", effective October 15, 2004.